STOCK OPTIONS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2018
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options	184,936	170,675
Exercisable Options	106,268	55,287
Stock Option One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 24.75
Number of Options	630	1,762
Expiry Date	Jun. 20, 2021	Apr. 01, 2021
Exercisable Options	630	1,762
Stock Option Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 34.50
Number of Options	13,212	651
Expiry Date	Jul. 01, 2021	Jun. 20, 2021
Exercisable Options	13,212	651
Stock Option Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 34.50	$ 34.50
Number of Options	944	13,212
Expiry Date	Feb. 17, 2022	Jul. 01, 2021
Exercisable Options	944	13,212
Stock Option Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 183.00	$ 34.50
Number of Options	2,667	944
Expiry Date	Nov. 24, 2022	Feb. 17, 2022
Exercisable Options	2,667	944
Stock Option Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 150.00	$ 183.00
Number of Options	12,289	2,667
Expiry Date	Dec. 14, 2022	Nov. 24, 2022
Exercisable Options	12,289	1,778
Stock Option Six [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 150.00
Number of Options	359	13,289
Expiry Date	Mar. 28, 2023	Dec. 14, 2022
Exercisable Options	359	11,178
Stock Option Seven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 142.50
Number of Options	1,387	747
Expiry Date	Mar. 28, 2023	Mar. 28, 2023
Exercisable Options	1,387	747
Stock Option Eight [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 150.00	$ 157.50
Number of Options	1,112	2,887
Expiry Date	Apr. 26, 2023	Mar. 28, 2023
Exercisable Options	1,112	2,887
Stock Option Nine [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 105.00	$ 150.00
Number of Options	2,667	1,667
Expiry Date	Feb. 06, 2024	Apr. 26, 2023
Exercisable Options	889	556
Stock Option Ten [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 102.00	$ 150.00
Number of Options	1,667	5,000
Expiry Date	Feb. 13, 2024	Aug. 08, 2023
Exercisable Options	1,667	1,667
Stock Option Eleven [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 105.00
Number of Options	106	2,667
Expiry Date	Mar. 03, 2024	Feb. 06, 2024
Exercisable Options	106	889
Stock Option Twelve [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 102.00
Number of Options	408	1,667
Expiry Date	Mar. 03, 2024	Feb. 13, 2024
Exercisable Options	408	1,111
Stock Option Thirteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	43	211
Expiry Date	Mar. 14, 2024	Mar. 03, 2024
Exercisable Options	43	211
Stock Option Fourteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	164	816
Expiry Date	Mar. 14, 2024	Mar. 03, 2024
Exercisable Options	164	816
Stock Option Fifteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	485	43
Expiry Date	Sep. 30, 2024	Mar. 14, 2024
Exercisable Options	485	43
Stock Option Sixteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	1,876	164
Expiry Date	Sep. 30, 2024	Mar. 14, 2024
Exercisable Options	1,876	164
Stock Option Seventeen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 142.50
Number of Options	24	485
Expiry Date	Jun. 02, 2025	Sep. 30, 2024
Exercisable Options	24	485
Stock Option Eighteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 157.50	$ 157.50
Number of Options	90	1,876
Expiry Date	Jun. 02, 2025	Sep. 30, 2024
Exercisable Options	90	1,876
Stock Option Nineteen [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 37.50	$ 142.50
Number of Options	442	23
Expiry Date	Dec. 30, 2025	Jun. 02, 2025
Exercisable Options	442	23
Stock Option Twenty [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 142.50	$ 157.50
Number of Options	328	90
Expiry Date	Dec. 30, 2025	Jun. 02, 2025
Exercisable Options	328	90
Stock Option Twenty One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 24.15	$ 37.50
Number of Options	81,436	442
Expiry Date	Sep. 01, 2027	Dec. 30, 2025
Exercisable Options	27,146	442
Stock Option Twenty Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 23.25	$ 142.50
Number of Options	17,600	328
Expiry Date	Jan. 24, 2025	Dec. 30, 2025
Exercisable Options	0	182
Stock Option Twenty Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 9.735	$ 31.50
Number of Options	40,000	13,334
Expiry Date	Apr. 19, 2028	Aug. 03, 2024
Exercisable Options	40,000	0
Stock Option Twenty Four [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price	$ 6.93	$ 24.15
Number of Options	5,000	81,436
Expiry Date	Jun. 10, 2025	Sep. 01, 2027
Exercisable Options	0	13,573
Stock Option Twenty Five [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price		$ 23.25
Number of Options		24,267
Expiry Date		Jan. 24, 2025
Exercisable Options		0